RESERVES	12 Months Ended
Dec. 31, 2021
RESERVES
RESERVES

25.RESERVES

The following describes the nature and purpose of each reserve:

Reserve	Description
Ordinary Shares	Represents the nominal value of equity shares

Additional paid-in capital	Amount subscribed for common stock in excess of nominal value

Share based payment reserve	Represents the fair value of options and warrants granted less amounts transferred on exercise, lapse or expiry

Accumulated other comprehensive income	Cumulative effects of translation of opening balances on non-monetary assets between subsidiaries functional currencies (Canadian dollars and US Dollars) and Group presentational currency (Sterling).

Fair value reserve	Cumulative net gains on the fair value of intangible assets

Other comprehensive income of equity accounted associates	The other comprehensive income of any associates is recognized in this reserve

Accumulated surplus	Cumulative net gains and losses and other transactions with equity holders not recognized elsewhere.